Shareholder Report	6 Months Ended	120 Months Ended
	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000202617
Shareholder Report [Line Items]
Fund Name	AB All China Equity Portfolio
Class Name	Class A
Trading Symbol	ACEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All China Equity Portfolio (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACEAX-S . You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACEAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	1.51%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.51%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI China All Shares Index (net)
07/18	$9,579	$10,000
11/18	$8,017	$8,674
11/19	$9,598	$9,716
11/20	$12,163	$13,471
11/21	$11,154	$12,408
11/22	$7,909	$8,975
11/23	$7,260	$8,425
05/24	$7,808	$8,661

Average Annual Return [Table Text Block]
Class Name	6 Months	1 Year	5 Years	Since Inception 7/25/2018
Class A (without sales charge)	7.54%	4.67%	- 2.26%	- 3.43%
Class A (with sales charge)	3.02%	0.26%	- 3.12%	- 4.14%
MSCI China All Shares Index (net)	2.79%	- 0.15%	- 0.86%	- 2.43%

Performance Inception Date		Jul. 25, 2018
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ACEAX-S for the most recent performance information.

AssetsNet	$ 68,414,209	$ 68,414,209
Holdings Count | Holding	68	68
Advisory Fees Paid, Amount	$ 241,833
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$68,414,209 # of Portfolio Holdings68 Portfolio Turnover Rate45% Total Advisory Fees Paid$241,833
Holdings [Text Block]

Sector Breakdown

Value	Value
Consumer Discretionary	23.4%
Financials	16.1%
Communication Services	13.2%
Industrials	11.5%
Information Technology	7.7%
Health Care	7.4%
Materials	6.7%
Consumer Staples	4.7%
Utilities	3.7%
Energy	3.2%
Short-Term Investments	0.7%
Other Assets less Liabilities	1.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	Percentage of Net Assets
Tencent Holdings Ltd. - Class H	$6,441,750	9.4%
China Merchants Bank Co., Ltd. - Class H	$2,863,143	4.2%
Yutong Bus Co., Ltd. - Class A	$2,377,236	3.5%
Trip.com Group Ltd. - Class H	$2,376,571	3.4%
PDD Holdings, Inc. (ADR)	$2,266,171	3.3%
PetroChina Co., Ltd. - Class H	$2,163,506	3.2%
China Construction Bank Corp. - Class H	$1,955,290	2.9%
Wuliangye Yibin Co., Ltd. - Class A	$1,632,570	2.4%
BYD Co., Ltd. - Class H	$1,568,514	2.3%
Alibaba Group Holding Ltd. - Class H	$1,517,018	2.2%
	$25,161,769	36.8%

Material Fund Change [Text Block]
C000202616
Shareholder Report [Line Items]
Fund Name	AB All China Equity Portfolio
Class Name	Advisor Class
Trading Symbol	ACEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All China Equity Portfolio (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACEYX-S . You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACEYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$66	1.26%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.26%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI China All Shares Index (net)
07/18	$10,000	$10,000
11/18	$8,380	$8,674
11/19	$10,050	$9,716
11/20	$12,776	$13,471
11/21	$11,745	$12,408
11/22	$8,347	$8,975
11/23	$7,677	$8,425
05/24	$8,275	$8,661

Average Annual Return [Table Text Block]
Class Name	6 Months	1 Year	5 Years	Since Inception 7/25/2018
Advisor Class (without sales charge)	7.79%	5.06%	- 2.01%	- 3.19%
Advisor Class (with sales charge)	7.79%	5.06%	- 2.01%	- 3.19%
MSCI China All Shares Index (net)	2.79%	- 0.15%	- 0.86%	- 2.43%

Performance Inception Date		Jul. 25, 2018
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ACEYX-S for the most recent performance information.

AssetsNet	$ 68,414,209	$ 68,414,209
Holdings Count | Holding	68	68
Advisory Fees Paid, Amount	$ 241,833
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$68,414,209 # of Portfolio Holdings68 Portfolio Turnover Rate45% Total Advisory Fees Paid$241,833
Holdings [Text Block]

Sector Breakdown

Value	Value
Consumer Discretionary	23.4%
Financials	16.1%
Communication Services	13.2%
Industrials	11.5%
Information Technology	7.7%
Health Care	7.4%
Materials	6.7%
Consumer Staples	4.7%
Utilities	3.7%
Energy	3.2%
Short-Term Investments	0.7%
Other Assets less Liabilities	1.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	Percentage of Net Assets
Tencent Holdings Ltd. - Class H	$6,441,750	9.4%
China Merchants Bank Co., Ltd. - Class H	$2,863,143	4.2%
Yutong Bus Co., Ltd. - Class A	$2,377,236	3.5%
Trip.com Group Ltd. - Class H	$2,376,571	3.4%
PDD Holdings, Inc. (ADR)	$2,266,171	3.3%
PetroChina Co., Ltd. - Class H	$2,163,506	3.2%
China Construction Bank Corp. - Class H	$1,955,290	2.9%
Wuliangye Yibin Co., Ltd. - Class A	$1,632,570	2.4%
BYD Co., Ltd. - Class H	$1,568,514	2.3%
Alibaba Group Holding Ltd. - Class H	$1,517,018	2.2%
	$25,161,769	36.8%

Material Fund Change [Text Block]